DERIVATIVE FINANCIAL INSTRUMENTS and FAIR VALUE MEASUREMENTS (Details Textual) - USD ($)	Mar. 31, 2016	Jun. 30, 2015
Derivative Instruments And Hedging Activities [Line Items]
Class of Warrant or Right, Outstanding	37,569,634	7,379,158
Share Price	$ 0.0304	$ 0.0899
Repricing option [Member]
Derivative Instruments And Hedging Activities [Line Items]
Convertible Debt	$ 2,922,199	$ 335,000
Variable conversion pricing [Member]
Derivative Instruments And Hedging Activities [Line Items]
Class of Warrant or Right, Outstanding	3,000,000	3,000,000
Convertible Debt		$ 87,500